Unauditied Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022	$ 1,000	$ 609,601	$ 370,683	$ 12,740,983	$ (247,574)	$ 13,474,693
Balance (in Shares) at Dec. 31, 2022	10,000,000
Initial public offering - March 31, 2023	$ 206	8,249,794				8,250,000
Initial public offering - March 31, 2023 (in Shares)	2,062,500
Initial public offering costs		(1,967,388)				(1,967,388)
Underwriter’s option exercised - May 2, 2023	$ 31	1,237,469				1,237,500
Underwriter’s option exercised - May 2, 2023 (in Shares)	309,375
Exercise costs		(92,813)				(92,813)
Net income (Loss)				796,354		796,354
Foreign currency translation adjustment					(1,115,176)	(1,115,176)
Balance at Jun. 30, 2023	$ 1,237	8,036,663	370,683	13,537,337	(1,362,750)	20,583,170
Balance (in Shares) at Jun. 30, 2023	12,371,875
Balance at Dec. 31, 2023	$ 1,224	8,036,676	370,683	13,605,705	(906,735)	$ 21,107,553
Balance (in Shares) at Dec. 31, 2023	12,238,750					12,238,750
Share-based compensation	$ 120	1,967,880				$ 1,968,000
Share-based compensation (in Shares)	1,200,000
Net income (Loss)				(1,902,348)		(1,902,348)
Foreign currency translation adjustment					(486,237)	(486,237)
Balance at Jun. 30, 2024	$ 1,344	$ 10,004,556	$ 370,683	$ 11,703,357	$ (1,392,972)	$ 20,686,968
Balance (in Shares) at Jun. 30, 2024	13,438,750					13,438,750